Basis of preparation of the consolidated financial statements (Details Narrative) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Capitalized Interest		$ 457,804,000	$ 349,030.000
Income Tax Rate	35.00%
Income Tax Credits	$ 277,067,000	291,743,000
Share-based Payments		2,525,000	$ 99,781,000
Post-tax Discount Rate	12.69%
Net Book Value	$ 110,623,326,000	119,525,703,000
Intangible Assets Net	$ 6,039,588,000	10,179,651,000
Sales Under Contracts
Statement [Line Items]
Estimated Useful Lives	based on the useful life of related machinery and equipment to be replaced
Net Book Value	$ 1,331,243,000	1,489,771,000
Nuevo Puerto Combined Cycle Power Plant
Statement [Line Items]
Impairment Of Property, Plant And Equipment And Intangible Assets	1,025,203,000
Net Book Value	4,221,934,000
Thermal Station Brigadier Lopez
Statement [Line Items]
Net Book Value	9,954,912,000
Excess Of Book Value Over Recoverable Value	4,703,102,000
Impairment Of Property Plant Equipment	3,634,130,000
Impairment Of Intangible Assets	1,068,972,000
Intangible Assets Net	2,279,405,000
Lujan de Cuyo Combined Cycle Power Plant
Statement [Line Items]
Impairment Of Property, Plant And Equipment And Intangible Assets	599,205,000
Net Book Value	3,720,641,000
Terminal 6 San Lorenzo Cogeneration Unit
Statement [Line Items]
Impairment Of Property, Plant And Equipment And Intangible Assets	1,437,507,000
Net Book Value	$ 37,402,826,000
Wind Turbines
Statement [Line Items]
Estimated Useful Lives	20 years
Net Book Value	$ 30,977,424,000	$ 32,728,654,000
Buildings
Statement [Line Items]
Estimated Useful Lives	5 to 50 years
Lands
Statement [Line Items]
Estimated Useful Lives	are not depreciated
Furniture, Fixtures and Equipment
Statement [Line Items]
Estimated Useful Lives	5 to 10 years
Other Property Plant and Equipment
Statement [Line Items]
Estimated Useful Lives	3 to 5 years
Gas Turbines and Construction in progress
Statement [Line Items]
Estimated Useful Lives	they are not depreciated until they are not in conditions of being used